Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating Activities:
Net income (loss) attributable to Iconic Brands, Inc.	$ (1,361,774)	$ (339,058)	$ (4,157,254)	$ 3,966,378
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net income (loss) attributable to noncontrolling interests in subsidiaries and variable interest entity	(400,093)	(439,099)	(693,364)	276,505
Note payable to consultant issued February 7, 2019 and charged to consulting fees	50,000
Stock -based compensation fees	775,700	23,250
Expense (income) from derivative liability		(405,848)
Amortization of debt discounts		101,711	107,846	107,173
Loss on conversion of debt and accrued interest			1,343,910	3,178,010
Gain on forgiveness of debt			(5,000)
Changes in operating assets and liabilities:
Accounts receivable	31,243	117,381	197,568	(134,709)
Inventory	65,784	(146,940)	(198,423)	(21,084)
Prepaid expenses	(2,266)	5,000	5,000	(5,000)
Accounts payable and accrued expenses	136,385	(241,029)	215,481	696,871
Accrued interest payable		19,560	(7,849)	19,867
Net cash used in operating activities	(705,021)	(1,305,072)	(1,754,639)	674,030
Investing Activities:
Leasehold improvements	(5,000)
Net cash used in investting activities	(5,000)
Financing Activities :
Proceeds from issuance of debt-net				341,837
Proceeds from sale of common stock and warrants	300,000			300,000
Proceeds from sale of Series E Preferred Stock and warrants	509,300	300,000	831,250
Proceeds from exercise of warrants	307,200
Repayment of debt and accrued interest			(90,296)
Loans payable to officer and affiliated entity	578	62,107	(32,284)	(80,651)
Net cash provided by financing activities	817,078	362,107	708,670	561,186
Increase (decrease) in cash and cash equivalents	107,057	(942,965)	(1,045,969)	1,235,216
Cash and cash equivalents, beginning of period	191,463	1,237,432	1,237,432	2,216
Cash and cash equivalents, end of period	298,520	294,467	191,463	1,237,432
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid
Interest paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock in satisfaction of debt and accrued interest			881,667	198,316
Agreements to issue common stock in satisfaction of debt and accrued interest				1,099,094
Issuance of common stock to Escrow Agent in connection with Settlement Agreement and Amended Settlement Agreement	534	344,922	345,000	201,791
Series E Preferred Stock to be issued in exchange for common stock pursuant to Share Exchange Agreement dated May 21, 2018		120,000	$ 120,000
Issuance of common stock in exchange for surrender of Series C and Series D Preferred Stock	2,000
Issuance of common stock in exchange for Series E Preferred Stock on April 23, 2019 and May 17, 2019	589
Issuance of common stock and note payable in connection with acquisition of 51% of Green Grow Farms, Inc.	$ 1,450,000